Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, Class I, and Class Z
September 29, 2025
Prospectus

The following information replaces similar information for Fidelity Advisor® Financials Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information for Fidelity Advisor® Financials Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Gerard Benson is Co-Portfolio Manager of Fidelity Advisor® Financials Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Benson has worked as a research analyst and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Fidelity Advisor® Financials Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about April 30, 2026, Mr. Reed will transition off Fidelity Advisor® Financials Fund and Mr. Benson will assume sole portfolio manager responsibilities.
Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Fidelity Advisor® Energy Fund.
The following information replaces similar information for Fidelity Advisor® Energy Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Fidelity Advisor® Energy Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Portfolio Manager of Fidelity Advisor® Energy Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
AFOC-PSTK-1125-228 1.480125.228	November 18, 2025